Rio Tinto Limited parent company disclosures	12 Months Ended
Dec. 31, 2017
Disclosure Of Parent Company Disclosures [Abstract]
Rio Tinto Limited parent company disclosures
Strategic report	Governance report	Financial statements	Production, reserves and operations	Additional information

45 Rio Tinto Limited parent company disclosures

As at 31 December	2017 A$m	2016 A$m
Assets
Current assets	11,914	8,041
Non-current assets	7,954	10,758
Total assets	19,868	18,799

Liabilities
Current liabilities	(7,448)	(1,268)
Non-current liabilities	(35)	(4,814)
Total liabilities	(7,483)	(6,082)
Net assets	12,385	12,717

Shareholders’ equity
Share capital	3,893	4,004
Other reserves	420	413
Retained earnings	8,072	8,300
Total equity	12,385	12,717

Profit of the parent company	9,688	4,452

Total comprehensive income of the parent company	9,688	4,452

Prepared under Australian Accounting Standards (AAS). In relation to Rio Tinto Limited there are no significant measurement differences between AAS and IFRS as defined in note 1.

Rio Tinto Limited guarantees

Rio Tinto Limited provides a number of guarantees in respect of Group companies.

Rio Tinto plc and Rio Tinto Limited have jointly guaranteed the Group's external listed debt under the US Shelf Programme, European Debt Issuance Programme and Commercial Paper Programme which totalled A$10.2 billion at 31 December 2017 (31 December 2016: A$14.1 billion); in addition these entities also jointly guarantee the Group's undrawn credit facility which was A$9.6 billion at 31 December 2017 (31 December 2016: A$10.4 billion).

Rio Tinto Limited has guaranteed other external debt held by Rio Tinto Group entities which totalled A$0.1 billion at 31 December 2017 (31 December 2016: A$0.1 billion) and provided guarantees in respect of certain derivative contracts which were in a liability position of A$48 million at 31 December 2017 (31 December 2016: A$1 million).

In addition, Rio Tinto Limited has provided a guarantee of all obligations, including contingent obligations, of Rio Tinto Finance Limited, a wholly owned subsidiary.

Pursuant to the DLC Merger, both Rio Tinto plc and Rio Tinto Limited issued deed poll guarantees by which each company guaranteed contractual obligations incurred by the other or guaranteed by the other.

2017 Annual report      riotinto.com    1